Non-operating expenses	12 Months Ended
Dec. 31, 2023
Non-operating Expenses
Non-operating expenses

Note  29.   Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2023	2022	2021
Foreign exchange losses	339	383	-
Financial charges	4	1	1
Interest expense	298	250	-
Other	14	4	95
Total non-operating expenses	655	638	96